Schedule of Share-based Compensation, Stock Options, Activity (Details)	12 Months Ended
Feb. 28, 2017 CAD
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 1	CAD 923,569
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 2	3.06
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 3	CAD 0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 4	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 5	CAD (36,249)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 6	5.12
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 7	CAD (28,553)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 8	2.52
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 9	CAD (2,000)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 10	6.20
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 11	CAD 856,767
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 12	2.98
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 13	CAD 25,000
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 14	3.69
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 15	CAD (1,767)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 16	5.35
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 17	CAD 0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 18	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 19	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 20	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 21	CAD 880,000
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 22	2.99
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 23	CAD 0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 24	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 25	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 26	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 27	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 28	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 29	CAD (12,000)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 30	6.91
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 31	CAD 868,000
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 32	2.94
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 33	CAD 868,000
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 34	2.94